United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Quarter ended 01/31/2012

Item 1. Schedule of Investments

Federated MDT Stock Trust

Portfolio of Investments

January 31, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 97.8%
		Basic Industries – 3.4%
75,220		Alcoa, Inc.	764,235
18,635		Bunge Ltd.	1,067,227
66,967		Cabot Corp.	2,424,205
17,871		International Paper Co.	556,503
11,432		PPG Industries, Inc.	1,024,079
34,579		United States Steel Corp.	1,043,940
		TOTAL	6,880,189
		Capital Goods – 2.2%
76,386		Northrop Grumman Corp.	4,434,207
343		Raytheon Co.	16,461
		TOTAL	4,450,668
		Consumer Cyclicals – 13.1%
61,013	[1]	Career Education Corp.	616,841
76,606		CVS Caremark Corp.	3,198,300
63,578		Dillards, Inc., Class A	2,813,326
245,046		Lowe's Cos., Inc.	6,574,584
170,583		Penney (J.C.) Co., Inc.	7,087,724
20,792		RadioShack Corp.	149,287
52,981	[1]	Sears Holdings Corp.	2,233,149
45,976		Time Warner, Inc.	1,703,871
108,521	[1]	WMS Industries, Inc.	2,375,525
		TOTAL	26,752,607
		Consumer Durables – 0.4%
6,126		Eaton Corp.	300,358
21,079	[1]	General Motors Co.	506,317
		TOTAL	806,675
		Consumer Staples – 11.1%
282,766		Archer-Daniels-Midland Co.	8,095,591
23,858		Dr. Pepper Snapple Group, Inc.	926,167
435,221		Safeway Inc.	9,566,158
134,287	[1]	Smithfield Foods, Inc.	2,998,629
15,736		Sysco Corp.	473,811
25,429		Tyson Foods, Inc., Class A	473,996
		TOTAL	22,534,352
		Energy – 18.6%
93,427		Apache Corp.	9,238,062
140,405		ConocoPhillips	9,577,025
40,970		Hess Corp.	2,306,611
266,103	[1]	NRG Energy, Inc.	4,491,819
178,656	[1]	Tesoro Petroleum Corp.	4,471,760
321,251		Valero Energy Corp.	7,706,811
		TOTAL	37,792,088
		Financial Services – 26.9%
183,939		Ameriprise Financial, Inc.	9,849,933
37,531		Assured Guaranty Ltd.	582,106
167,745		Bank of America Corp.	1,196,022
87,495		BB&T Corp.	2,378,989

Shares			Value
69,953		Comerica, Inc.	1,935,599
61,911		Fifth Third Bancorp	805,462
275,616		JPMorgan Chase & Co.	10,280,477
45,817		People's United Financial, Inc.	564,924
137,956		PNC Financial Services Group	8,128,368
178,330		Prudential Financial, Inc.	10,207,609
23,593		State Street Corp.	924,374
155,095		SunTrust Banks, Inc.	3,190,304
135,083		Wells Fargo & Co.	3,945,774
51,081		Zions Bancorp	860,204
		TOTAL	54,850,145
		Health Care – 6.5%
69,502		Aetna, Inc.	3,037,237
106,620		Eli Lilly & Co.	4,237,079
13,433	[1]	Forest Laboratories, Inc., Class A	426,901
8,932		Quest Diagnostics, Inc.	518,771
61,190		Wellpoint, Inc.	3,935,741
16,591		Zimmer Holdings, Inc.	1,007,903
		TOTAL	13,163,632
		Information Technology – 10.3%
99,771	[1]	AOL Inc.	1,617,288
118,959	[1]	Avnet, Inc.	4,148,100
8,844		Computer Sciences Corp.	228,440
41,198		Corning, Inc.	530,218
28,292		Hewlett-Packard Co.	791,610
160,019	[1]	Ingram Micro, Inc., Class A	3,037,161
38,917		Motorola, Inc.	1,806,138
122,206	[1]	Tech Data Corp.	6,344,936
210,457	[1]	Vishay Intertechnology, Inc.	2,584,412
		TOTAL	21,088,303
		Public Utilities – 5.3%
175,902		AT&T, Inc.	5,173,278
22,819		Telephone and Data System, Inc.	600,150
131,195		Verizon Communications, Inc.	4,940,803
		TOTAL	10,714,231
		TOTAL COMMON STOCKS (IDENTIFIED COST $189,833,258)	199,032,890
		MUTUAL FUNDS – 1.8%
3,639,824	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	3,639,824
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $193,473,082)[4]	202,672,714
		OTHER ASSETS AND LIABILITIES - NET — 0.4%	759,316
		TOTAL NET ASSETS — 100%	$203,432,030
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At January 31, 2012, the cost of investments for federal tax purposes was $193,473,082. The net unrealized appreciation from investments was $9,199,632. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,451,517 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,251,885.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security; information obtained by contacting the issuer; analysis of the issuer's financial statements or other available documents; fundamental analytical data; the nature and duration of restrictions on disposition; the movement of the market in which the security is normally traded; and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2012